Risk Management Section - Credit Quality - ING Bank Portfolio, Outstanding (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of offsetting of financial liabilities [line items]
Financial assets	€ 876,444	€ 836,747
ING Bank portfolio, outstandings [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	831,605	773,636
ING Bank portfolio, outstandings [member] | Neither past due nor non-performing [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	816,063	756,803
ING Bank portfolio, outstandings [member] | Consumer lending past due but performing (1-90 days) [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	4,440	4,352
ING Bank portfolio, outstandings [member] | Non-performing [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	€ 11,102	€ 12,481